Leases (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Leases
Schedule of components of lease cost

	Six Months Ended June 30,
	2020	2021
	(Unaudited)
	(In thousands)
Operating lease cost	$2,246	$3,339
Short-term lease cost	1,611	1,921
Variable lease cost	2,131	2,598
Total lease cost	$5,988	$7,858

	Nine Months Ended September 30,
	2020	2021

	(In thousands)
Operating lease cost	$3,515	$5,206
Short-term lease cost	2,336	2,940
Variable lease cost	3,349	4,041
Total lease cost	$9,200	$12,187

Schedule of other information related to leases

	Six Months Ended June 30,
	2020	2021
	(Unaudited)
	(In thousands)
Supplemental Cash Flows Information:
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases	$(2,589)	$(3,938)
Operating lease assets obtained in exchange for operating lease liabilities	$—	$8,287

	Nine Months Ended September 30,
	2020	2021

	(In thousands)
Supplemental Cash Flows Information:
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases	$(3,922)	$(5,824)
Operating lease assets obtained in exchange for operating lease liabilities	$1,183	$8,301

Schedule of maturities of lease liabilities under operating leases

Maturities of lease liabilities under operating leases as of June 30, 2021 were as follows:

Twelve Months Ended June 30,	(In thousands)
2022	$6,020
2023	2,020
2024	1,612
2025	1,434
2026 and thereafter	1,714
Total future payments for recognized leasing assets	$12,800
Less: imputed interest	1,052
Total lease liabilities	$11,748

Maturities of lease liabilities under operating leases as of September 30, 2021 were as follows:

Twelve Months Ended September 30,	(In thousands)
2022	$5,001
2023	1,979
2024	1,617
2025	1,436
2026 and thereafter	1,358
Total future payments for recognized leasing assets	$11,391
Less: imputed interest	1,155
Total lease liabilities	$10,236